Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation S-K, which was adopted by the SEC in 2022, the Company is providing the following information regarding the relationship between “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”), former principal executive officer (“Former PEO”) and non-PEO named executive officers (“NEOs”) and certain financial performance of the Company for the fiscal years listed below.

	Scott Pomeroy – PEO		Nadir Ali – Former PEO		Non-PEO NEOs		Value of Initial Fixed $100
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Summary Compensation Table Total for Former PEO(1)	Compensation Actually Paid to Former PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Investment Based On Total Shareholder Return (“TSR”)(5)	Net Loss (thousands)(6)
2025	$9,366,802	$7,998,639	$—	$—	$3,066,011	$2,580,342	$0.00	$68,491
2024	$3,973,792	$2,978,167	$5,216,803	$5,216,803	$1,526,269	$1,217,626	$0.03	$35,603
2023	$—	$—	$3,485,624	$3,485,624	$870,485	$870,485	$3.31	$47,100

(1)	Represent the amounts of total compensation reported for our PEO and Former PEO during each corresponding year in the “Total” column of the Summary Compensation Table above (or, for years prior to 2024, in the Summary Compensation Table included in our prior proxy statements). Mr. Pomeroy, our PEO for 2025, was appointed as our Chief Executive Officer at the effective time of the XTI Merger on March 12, 2024, following the resignation of Nadir Ali, our Former PEO, from his role as our Chief Executive Officer. Mr. Pomeroy resigned as our Chief Executive Officer on August 17, 2026.

(2)	Represents the amount of “compensation actually paid” to our PEO and Former PEO, as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:

			For Awards Granted During the Year		For Awards Granted in Prior Years
Year	Summary Compensation Table Total for Scott Pomeroy	Subtract: Equity Awards for Scott Pomeroy	Add: Fair Value of Equity Awards Granted and Unvested	Add: Fair Value of Equity Awards Granted and Vested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Remain Unvested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Vested	Subtract: Fair Value for Equity Awards that Failed to Meet Vesting Criteria	Compensation Actually Paid to Scott Pomeroy
2025	$9,366,802	$(8,139,302)	$4,028,317	$2,785,287	$(29,105)	$(13,360)	$—	$7,998,639
2024	$3,973,792	$(1,051,875)	$56,250	$—	$—	$—	$—	$2,978,167

			For Awards Granted During the Year		For Awards Granted in Prior Years
Year	Summary Compensation Table Total for Nadir Ali	Subtract: Equity Awards for Nadir Ali	Add: Fair Value of Equity Awards Granted and Unvested	Add: Fair Value of Equity Awards Granted and Vested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Remain Unvested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Vested	Subtract: Fair Value for Equity Awards that Failed to Meet Vesting Criteria	Compensation Actually Paid to Nadir Ali
2024	$5,216,803	$—	$—	$—	$—	$—	$—	$5,216,803
2023	$3,485,624	$—	$—	$—	$—	$—	$—	$3,485,624

(3)	Represents the average of the amounts reported for our NEOs as a group (excluding our PEO and Former PEO) in each applicable year in the “Total” column of the Summary Compensation Table. For 2025, this consists of Brooke Turk, Michael A. Tapp and Soumya Das; for 2024, this consists of Brooke Turk, Wendy Loundermon and Soumya Das; and for 2023, this consists of Wendy Loundermon and Soumya Das (the “Non-PEO NEOs”).

(4)	Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year:

			For Awards Granted During the Year		For Awards Granted in Prior Years
Year	Summary Compensation Table Total for Non-PEO NEOs	Subtract: Equity Awards for Non-PEO NEOs	Add: Fair Value of Equity Awards Granted and Unvested	Add: Fair Value of Equity Awards Granted and Vested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Remain Unvested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Vested	Subtract: Fair Value for Equity Awards that Failed to Meet Vesting Criteria	Compensation Actually Paid to Non-PEO NEOs
2025	$3,066,011	$(2,249,608)	$928,531	$850,051	$(10,501)	$(4,142)	$—	$2,580,342
2024	$1,526,269	$(326,081)	$17,438	$—	$—	$—	$—	$1,217,626
2023	$870,485	$—	$—	$—	$—	$—	$—	$870,485

(5)	TSR is cumulative for the measurement periods beginning on December 31, 2022 and ending on December 31 of each of 2025, 2024 and 2023, respectively, and reflects the value at the end of each measurement period of a fixed investment of $100 in our Common Stock made at the beginning of the measurement period, calculated in accordance with Item 201(e) of Regulation S-K. No dividends were paid in 2025, 2024 or 2023. The value as of December 31, 2025 was less than $0.01 and is shown as $0.00.

(6)	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable years.

Adjustment To PEO Compensation, Footnote
(2)	Represents the amount of “compensation actually paid” to our PEO and Former PEO, as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:

			For Awards Granted During the Year		For Awards Granted in Prior Years
Year	Summary Compensation Table Total for Scott Pomeroy	Subtract: Equity Awards for Scott Pomeroy	Add: Fair Value of Equity Awards Granted and Unvested	Add: Fair Value of Equity Awards Granted and Vested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Remain Unvested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Vested	Subtract: Fair Value for Equity Awards that Failed to Meet Vesting Criteria	Compensation Actually Paid to Scott Pomeroy
2025	$9,366,802	$(8,139,302)	$4,028,317	$2,785,287	$(29,105)	$(13,360)	$—	$7,998,639
2024	$3,973,792	$(1,051,875)	$56,250	$—	$—	$—	$—	$2,978,167

			For Awards Granted During the Year		For Awards Granted in Prior Years
Year	Summary Compensation Table Total for Nadir Ali	Subtract: Equity Awards for Nadir Ali	Add: Fair Value of Equity Awards Granted and Unvested	Add: Fair Value of Equity Awards Granted and Vested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Remain Unvested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Vested	Subtract: Fair Value for Equity Awards that Failed to Meet Vesting Criteria	Compensation Actually Paid to Nadir Ali
2024	$5,216,803	$—	$—	$—	$—	$—	$—	$5,216,803
2023	$3,485,624	$—	$—	$—	$—	$—	$—	$3,485,624

Non-PEO NEO Average Total Compensation Amount	[1]	$ 3,066,011	$ 1,526,269	$ 870,485
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 2,580,342	1,217,626	870,485
Adjustment to Non-PEO NEO Compensation Footnote

(4)	Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year:
			For Awards Granted During the Year		For Awards Granted in Prior Years
Year	Summary Compensation Table Total for Non-PEO NEOs	Subtract: Equity Awards for Non-PEO NEOs	Add: Fair Value of Equity Awards Granted and Unvested	Add: Fair Value of Equity Awards Granted and Vested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Remain Unvested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Vested	Subtract: Fair Value for Equity Awards that Failed to Meet Vesting Criteria	Compensation Actually Paid to Non-PEO NEOs
2025	$3,066,011	$(2,249,608)	$928,531	$850,051	$(10,501)	$(4,142)	$—	$2,580,342
2024	$1,526,269	$(326,081)	$17,438	$—	$—	$—	$—	$1,217,626
2023	$870,485	$—	$—	$—	$—	$—	$—	$870,485

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR. The value of a $100 investment in our Common Stock made on December 31, 2022 was $3.31, $0.03 and less than $0.01 as of December 31, 2023, 2024 and 2025, respectively. Over the same period, compensation actually paid to our PEO (or Former PEO) was $3,485,624 in 2023, $2,978,167 (Mr. Pomeroy) and $5,216,803 (Mr. Ali) in 2024, and $7,998,639 in 2025, and average compensation actually paid to our Non-PEO NEOs was $870,485, $1,217,626 and $2,580,342 in 2023, 2024 and 2025, respectively. While TSR declined over the period, compensation actually paid to our PEO and average compensation actually paid to our Non-PEO NEOs increased in 2025, primarily reflecting stock option grants made during 2025. Compensation actually paid is not directly correlated with TSR.

Compensation Actually Paid vs. Net Income		Compensation Actually Paid and Net Loss. Our net loss was $47.1 million, $35.6 million and $68.5 million in 2023, 2024 and 2025, respectively. Net loss decreased in 2024 and increased in 2025, while average compensation actually paid to our Non-PEO NEOs increased in each year. Compensation actually paid is not directly correlated with net loss. We do utilize several performance measures to align executive compensation with our performance, but those tend not to be financial performance measures, such as TSR. Compensation actually paid is influenced by numerous factors including, but not limited to, the timing of new grant issuances and award vesting, NEO mix, share price volatility during the fiscal year, our mix of performance metrics and other factors
Total Shareholder Return Vs Peer Group		TSR is cumulative for the measurement periods beginning on December 31, 2022 and ending on December 31 of each of 2025, 2024 and 2023, respectively, and reflects the value at the end of each measurement period of a fixed investment of $100 in our Common Stock made at the beginning of the measurement period, calculated in accordance with Item 201(e) of Regulation S-K. No dividends were paid in 2025, 2024 or 2023. The value as of December 31, 2025 was less than $0.01 and is shown as $0.00.
Total Shareholder Return Amount	[3]	$ 0	0.03	3.31
Net Income (Loss)	[4]	68,491,000	35,603,000	47,100,000
Scott Pomeroy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]	9,366,802	3,973,792
PEO Actually Paid Compensation Amount	[6]	$ 7,998,639	2,978,167
PEO Name		Mr. Pomeroy
Scott Pomeroy [Member] | Subtract: Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (8,139,302)	(1,051,875)
Scott Pomeroy [Member] | Add: Fair Value of Equity Awards Granted and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,028,317	56,250
Scott Pomeroy [Member] | Add: Fair Value of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,785,287
Scott Pomeroy [Member] | Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(29,105)
Scott Pomeroy [Member] | Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(13,360)
Scott Pomeroy [Member] | Subtract: Fair Value for Equity Awards that Failed to Meet Vesting Criteria [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Nadir Ali [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]		5,216,803	3,485,624
PEO Actually Paid Compensation Amount	[6]		5,216,803	3,485,624
PEO Name		Nadir Ali
Nadir Ali [Member] | Subtract: Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Nadir Ali [Member] | Add: Fair Value of Equity Awards Granted and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Nadir Ali [Member] | Add: Fair Value of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Nadir Ali [Member] | Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Nadir Ali [Member] | Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Nadir Ali [Member] | Subtract: Fair Value for Equity Awards that Failed to Meet Vesting Criteria [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Subtract: Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (2,249,608)	(326,081)
Non-PEO NEO | Add: Fair Value of Equity Awards Granted and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		928,531	17,438
Non-PEO NEO | Add: Fair Value of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		850,051
Non-PEO NEO | Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(10,501)
Non-PEO NEO | Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,142)
Non-PEO NEO | Subtract: Fair Value for Equity Awards that Failed to Meet Vesting Criteria [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	Represents the average of the amounts reported for our NEOs as a group (excluding our PEO and Former PEO) in each applicable year in the “Total” column of the Summary Compensation Table. For 2025, this consists of Brooke Turk, Michael A. Tapp and Soumya Das; for 2024, this consists of Brooke Turk, Wendy Loundermon and Soumya Das; and for 2023, this consists of Wendy Loundermon and Soumya Das (the “Non-PEO NEOs”).
[2]	Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year:

			For Awards Granted During the Year				For Awards Granted in Prior Years
Year	Summary Compensation Table Total for Non-PEO NEOs	Subtract: Equity Awards for Non-PEO NEOs	Add: Fair Value of Equity Awards Granted and Unvested		Add: Fair Value of Equity Awards Granted and Vested		Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Remain Unvested		Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Vested		Subtract: Fair Value for Equity Awards that Failed to Meet Vesting Criteria		Compensation Actually Paid to Non-PEO NEOs
2025	$3,066,011	$(2,249,608)	$	[●]	$	[●]	$	[●]	$	[●]	$	[●]	$	[●]
2024	$1,526,269	$(326,081)		$17,438		$—		$—		$—		$—		$1,217,626
2023	$870,485	$—		$—		$—		$—		$—		$—		$870,485

[3]	TSR is cumulative for the measurement periods beginning on December 31, 2022 and ending on December 31 of each of 2025, 2024 and 2023, respectively, and reflects the value at the end of each measurement period of a fixed investment of $100 in our Common Stock made at the beginning of the measurement period, calculated in accordance with Item 201(e) of Regulation S-K. No dividends were paid in 2025, 2024 or 2023.
[4]	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable years.
[5]	Represent the amounts of total compensation reported for our PEO and Former PEO during each corresponding year in the “Total” column of the Summary Compensation Table above (or, for years prior to 2024, in the Summary Compensation Table included in our prior proxy statements). Mr. Pomeroy, our PEO for 2025, was appointed as our Chief Executive Officer at the effective time of the XTI Merger on March 12, 2024, following the resignation of Nadir Ali, our Former PEO, from his role as our Chief Executive Officer. Mr. Pomeroy resigned as our Chief Executive Officer on August 17, 2026.
[6]	Represents the amount of “compensation actually paid” to our PEO and Former PEO, as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:

			For Awards Granted During the Year				For Awards Granted in Prior Years
Year	Summary Compensation Table Total for Scott Pomeroy	Subtract: Equity Awards for Scott Pomeroy	Add: Fair Value of Equity Awards Granted and Unvested		Add: Fair Value of Equity Awards Granted and Vested		Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Remain Unvested		Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Vested		Subtract: Fair Value for Equity Awards that Failed to Meet Vesting Criteria		Compensation Actually Paid to Scott Pomeroy
2025	$9,366,802	$(8,139,302)	$	[●]	$	[●]	$	[●]	$	[●]	$	[●]	$	[●]
2024	$3,973,792	$(1,051,875)		$56,250		$—		$—		$—		$—		$2,978,167

			For Awards Granted During the Year		For Awards Granted in Prior Years
Year	Summary Compensation Table Total for Nadir Ali	Subtract: Equity Awards for Nadir Ali	Add: Fair Value of Equity Awards Granted and Unvested	Add: Fair Value of Equity Awards Granted and Vested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Remain Unvested	Add: Changes in Fair Value (Positive or Negative) for Equity Awards that Vested	Subtract: Fair Value for Equity Awards that Failed to Meet Vesting Criteria	Compensation Actually Paid to Nadir Ali
2024	$5,216,803	$—	$—	$—	$—	$—	$—	$5,216,803
2023	$3,485,624	$—	$—	$—	$—	$—	$—	$3,485,624